SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Twelve months ended December 31, 2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,229,375	$2.25	8.82	$1.617
Granted	470,000	4.08	-	-
Exercised	(505,000)	1.08	-	-
Forfeited	(83,437)	2.93

Outstanding at the end of the period	3,110,938	2.76	8.23	7,579

Exercisable	1,067,344	$2.49	7.86	$2,885

Schedule of Recognized Stock-based Compensation
	Year ended December 31,
	2019	2018

Research and Development	$243	$97
Cost of revenues	$134	$107
Marketing and selling	$57	$123
General and administrative	$714	$571
	$1,148	$898